Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment, net
Property, plant and equipment consisted of the following:

	As at December 31, 2021	As at December 31, 2020
	$	$
Property in development	16,561,032	9,797,400
Machinery and equipment	2,132,768	—
Furniture and fixtures	590,545	—
Computer equipment	127,741	—
Total	19,412,086	9,797,400